Nontrade Receivables and Allowance for Credit Losses (Detail) - Non Trade Receivable - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Financing Receivable, Allowance for Credit Losses [Line Items]
Nontrade receivables	$ 99	$ 97
Allowance for credit losses	(40)	(43)
Net nontrade receivable	60	54
Scenario, Adjustment
Financing Receivable, Allowance for Credit Losses [Line Items]
Nontrade receivables	100
Agents
Financing Receivable, Allowance for Credit Losses [Line Items]
Nontrade receivables	52	43
Allowance for credit losses	(40)	(43)
Net nontrade receivable	12
Reinsurer
Financing Receivable, Allowance for Credit Losses [Line Items]
Nontrade receivables	48	54
Net nontrade receivable	$ 48	$ 54